Prepayments and Other Current Assets (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees		424,757,000	363,508,000
Prepayment for royalties - current portion		257,037,000	225,307,000
Interest receivable		182,681,000	105,798,000
Prepayments		43,686,000	65,659,000
Wangyibao operating funds held by third party online payment settlement service providers		105,735,000	63,745,000
Prepayment for sales tax		63,303,000	46,623,000
Employee advances		9,892,000	6,288,000
Security and rental deposits		8,505,000	5,679,000
Other		26,188,000	17,857,000
Prepayments and other current assets	180,059,000	1,121,784,000	900,464,000
Staff housing loans outstanding repayable within 12 months		9,100,000	5,400,000